Provisions for employees' benefits - Sensitivity analysis (Details) $ in Millions	Dec. 31, 2019 COP ($)
Discount rate [Member] | Pension [Member]
Disclosure of defined benefit plans [line items]
-50 basis points	$ 15,765,778
+50 basis points	14,032,277
Discount rate [Member] | Bonds [Member]
Disclosure of defined benefit plans [line items]
-50 basis points	1,098,700
+50 basis points	1,022,732
Discount rate [Member] | Education [Member]
Disclosure of defined benefit plans [line items]
-50 basis points	478,697
+50 basis points	440,209
Discount rate [Member] | Other plans [Member]
Disclosure of defined benefit plans [line items]
-50 basis points	231,732
+50 basis points	220,426
Discount rate [Member] | Health [Member]
Disclosure of defined benefit plans [line items]
-50 basis points	7,464,162
+50 basis points	6,418,743
Inflation rate [Member] | Pension [Member]
Disclosure of defined benefit plans [line items]
-50 basis points	14,045,125
+50 basis points	15,744,316
Inflation rate [Member] | Bonds [Member]
Disclosure of defined benefit plans [line items]
-50 basis points	1,021,771
+50 basis points	1,099,381
Inflation rate [Member] | Other plans [Member]
Disclosure of defined benefit plans [line items]
-50 basis points	125,653
+50 basis points	128,775
Salary growth rate [Member] | Other plans [Member]
Disclosure of defined benefit plans [line items]
-50 basis points	94,266
+50 basis points	103,434
Cost trend [Member] | Education [Member]
Disclosure of defined benefit plans [line items]
-50 basis points	439,471
+50 basis points	478,793
Cost trend [Member] | Health [Member]
Disclosure of defined benefit plans [line items]
-50 basis points	6,425,329
+50 basis points	$ 7,452,021